FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL EXPENSES
Schedule of financial expenses

	2020	2019	2018
Third parties:
Interest on long-term debt	$204.3	$195.8	$179.1
Amortization of financing costs	5.8	5.1	4.3
Interest on net defined benefit liability	4.4	4.3	4.1
(Gain) loss on foreign currency translation on short-term monetary items	(2.1)	(2.0)	2.6
Interest on lease liabilities	4.9	4.6	5.1
Other	(0.9)	(0.1)	(5.4)
	216.4	207.7	189.8
Affiliated corporations:
Interest expense	167.0	207.3	185.0
Dividend income	(168.8)	(209.5)	(186.9)
Interest on lease liabilities	1.8	2.0	2.1
Interest income	(7.9)	(7.5)	(0.8)
	(7.9)	(7.7)	(0.6)
	$208.5	$200.0	$189.2